Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Net sales	$ 18,252	$ 10,981	$ 30,058
Semiconductors Segment
Revenue
Net sales	14,651	10,981	30,058
Semiconductors Segment | Europe, Middle East and Africa
Revenue
Net sales	2,230	1,839	9,985
Semiconductors Segment | North America
Revenue
Net sales	9,147	7,500	16,531
Semiconductors Segment | Asia Pacific
Revenue
Net sales	3,180	$ 1,642	3,466
Semiconductors Segment | Latin America
Revenue
Net sales	94		$ 76
ASIC Segment
Revenue
Net sales	3,601
ASIC Segment | Europe, Middle East and Africa
Revenue
Net sales	2,214
ASIC Segment | North America
Revenue
Net sales	1,340
ASIC Segment | Asia Pacific
Revenue
Net sales	$ 47